THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.8%
	APPAREL & TEXTILE PRODUCTS - 2.9%
2,634	NIKE, Inc., Class B	$ 359,673

	ASSET MANAGEMENT - 2.2%
1,553	LPL Financial Holdings, Inc.	281,015

	AUTOMOTIVE - 15.6%
12,123	Harley-Davidson, Inc.	500,680
1,655	Tesla, Inc.(a)	1,440,562
		1,941,242
	BEVERAGES - 4.1%
8,131	Celsius Holdings, Inc.(a)	519,490

	BIOTECH & PHARMA - 2.0%
1,279	Zoetis, Inc.	247,678

	E-COMMERCE DISCRETIONARY - 2.2%
5,876	Revolve Group, Inc.(a)	278,699

	ELECTRICAL EQUIPMENT - 5.8%
1,145	Generac Holdings, Inc.(a)	361,213
5,131	Trimble, Inc.(a)	357,887
		719,100
	ENGINEERING & CONSTRUCTION - 2.2%
2,570	Quanta Services, Inc.	279,976

	HEALTH CARE FACILITIES & SERVICES - 2.8%
1,222	Charles River Laboratories International, Inc.(a)	355,798

	INTERNET MEDIA & SERVICES - 24.4%
2,536	Airbnb, Inc., Class A(a)	384,179
444	Alphabet, Inc., Class A(a)	1,199,306
2,494	Match Group, Inc.(a)	278,056
3,331	Snap, Inc., Class A(a)	133,040
1,265	Spotify Technology S.A.(a)	197,580

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 100.8% (Continued)
	INTERNET MEDIA & SERVICES - 24.4% (Continued)
8,227	Tencent Holdings Ltd. - ADR	$ 442,530
7,200	Uber Technologies, Inc.(a)	259,416
11,124	Yandex N.V., Class A(a)	164,969
		3,059,076
	LEISURE FACILITIES & SERVICES - 6.1%
4,658	Caesars Entertainment, Inc.(a)	392,157
248	Chipotle Mexican Grill, Inc.(a)	377,791
		769,948
	MEDICAL EQUIPMENT & DEVICES - 2.5%
621	Align Technology, Inc.(a)	317,617

	RENEWABLE ENERGY - 4.6%
1,303	Enphase Energy, Inc.(a)	217,210
10,845	Green Plains, Inc.(a)	355,065
		572,275
	RETAIL - DISCRETIONARY - 3.9%
13,820	Hertz Global Holdings, Inc.(a)	280,822
654	Lululemon Athletica, Inc.(a)	209,241
		490,063
	SEMICONDUCTORS - 3.8%
918	NVIDIA Corporation	223,854
1,595	Universal Display Corporation	247,082
		470,936
	SOFTWARE - 13.2%
1,072	Autodesk, Inc.(a)	236,087
25,707	Mandiant, Inc.(a)	508,998
302	Palo Alto Networks, Inc.(a)	179,464
1,548	salesforce.com, Inc.(a)	325,900
3,390	Splunk, Inc.(a)	400,358
		1,650,807
	TECHNOLOGY HARDWARE - 2.5%
4,668	Ciena Corporation(a)	319,385

THE FUTURE FUND ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Fair Value
COMMON STOCKS — 100.8% (Continued)
TOTAL COMMON STOCKS (Cost $14,949,884)	$ 12,632,778

TOTAL INVESTMENTS - 100.8% (Cost $14,949,884)	$ 12,632,778
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(95,455)
NET ASSETS - 100.0%	$ 12,537,323

ADR	- American Depositary Receipt
LTD	- Limited Company

(a)	Non-income producing security.